Offerings - Offering: 1	Nov. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2035
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit | shares	0.99321
Maximum Aggregate Offering Price | $	$ 297,963,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 41,148.69
Offering Note

(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $297,963,000.